Vessels, Net - Other fixed asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessels, Net
Right-of-Use assets	$ 58,332	$ 80,206
Total	58,332	80,206
Depreciation, right-of-use assets	$ 21,874	$ 35,347	$ 44,970